STOCKHOLDER EQUITY (Details) - USD ($)															1 Months Ended												3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 18, 2015	Oct. 23, 2015	May. 11, 2015	May. 08, 2015	May. 05, 2015	Apr. 15, 2015	Mar. 23, 2015	Jan. 23, 2015	Sep. 12, 2014	Jun. 23, 2014	Feb. 28, 2014	Jan. 31, 2014	Jan. 09, 2013	May. 11, 2011	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Jan. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 03, 2016	Oct. 19, 2015	Nov. 28, 2011	May. 31, 2011
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized																1,000,000									1,000,000		1,000,000			1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																$ 0.001									$ 0.001		$ 0.001			$ 0.001	$ 0.001
Conversion of Stock, Shares Issued															54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334	59,267
Stock Issued During Period, Shares, New Issues	200,000	66,667							4,000																	24,490	250,000			2,645,432	956,179
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)																											$ 0	$ 0		$ 450,000	$ 0
Class of Warrant or Rights, Granted	100,000	33,334	374,641						2,000																	12,246	143,000			3,728,479	2,396,732
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.50
Warrants, Term of Warrants			5 years																												5 years
Stock Issued During Period, Value, New Issues (in Dollars)																											$ 352,000			$ 4,759,798	$ 1,969,410
Temporary Equity, Shares Issued																1,471											1,396			1,471
Temporary Equity, Shares Outstanding																1,471											1,396			1,471
Common Stock, Shares Authorized																50,000,000									50,000,000		50,000,000			50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)																$ 0.001									$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued																16,825,703									11,179,266		17,355,562			16,825,703	11,179,266	17,355,562
Common Stock, Shares, Outstanding																16,825,703									11,179,266		17,355,562			16,825,703	11,179,266	17,355,562
Stock Issued During Period, Shares, Share-based Compensation, Gross																															654,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)																															$ 1,635,000
Debt Conversion, Converted Instrument, Shares Issued																															26,000
Debt Conversion, Original Debt, Amount (in Dollars)																															$ 65,000
Shares Issued, Price Per Share (in Dollars per share)																						$ 2.90			$ 2.50						$ 2.50
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 300,000	$ 100,000							$ 10,000																	$ 60,000	$ 352,000			$ 4,759,798	$ 1,969,410
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																														10,000	0
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)																$ 2.09														$ 2.09
Class of Warrant or Rights, Exercised																											0			164,184	0
Payments of Stock Issuance Costs (in Dollars)																											$ 23,000			$ 608,356
Private Placement, Unit Description		each unit consisting of one share of the Company’s common stock and a warrant to purchase one half of one share of common stock						each unit consisting of one share of the Company’s common stock and a warrant to purchase one half of one share of common stock
Registration Rights Agreement, Description		The registration rights agreements require the Company to file a registration statement within 45 calendar days upon close of the private placement and to be effective 120 calendar days thereafter. As of the date of filing, the Private Placement has not closed						The registration rights agreements require the Company to file a registration statement within 45 calendar days of the final closing under the Private Placement and to be effective 120 calendar days thereafter
Registration Payment Arrangement, Accrual Carrying Value (in Dollars)																$ 0									$ 55,620		0			0	$ 55,620
Deferred Compensation Liability, Current (in Dollars)																$ 0									$ 226,305		$ 0			$ 0	$ 226,305
Stock Issued During Period, Shares, Restricted Stock Award, Gross																											75,000
Exercise of Warrants for Cash [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 2.50	$ 3.67											$ 3.09														$ 3.09
Stock Issued During Period, Shares, Conversion of Convertible Securities				4,000	4,082																									8,082
Class of Warrant or Rights, Exercised				4,000	4,082
Cashless Exercise of Warrants [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities						99,552																								99,552
Class of Warrant or Rights, Exercised						156,102																								156,102
2012 Equity Incentive Plan [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																											150,000			1,452,500
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)																											$ 184,000			$ 3,341,752
Shares Issued, Price Per Share (in Dollars per share)																$ 2.30											$ 1.23			$ 2.30
Series A Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized																200									184.4		200			200	184.4				200
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																			$ 5,000
Temporary Equity, Shares Authorized																											200
Conversion of Stock, Shares Issued										577,901
Series B Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized																600									177.5		600			600	177.5			600
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																		$ 5,000
Conversion of Stock, Shares Issued										493,818
Series C Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized																4,200									4,200		4,200			4,200	4,200
Temporary Equity, Shares Authorized													4,200			4,200									2,781					4,200	2,781
Conversion of Stock, Shares Issued							169,334									84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334						1,430,871
Conversion of Stock, Shares Converted							200								75	100	117	170	200	350	323	180	200	50	70					1,690
Stock Issued During Period, Shares, New Issues			450																										2,181
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)			$ 450,000																										$ 1,814,910
Class of Warrant or Rights, Granted			374,641								3,721,518		1,330,627
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.50								$ 1.50	$ 2.61	$ 2.61													$ 2.61
Warrants, Term of Warrants													5 years	5 years
Stock Issued During Period, Value, New Issues (in Dollars)																														$ 2,146,302
Temporary Equity, Shares Issued																1,471									2,711		1,396			1,471	2,711
Temporary Equity, Shares Outstanding																1,471									2,711		1,396			1,471	2,711
Director [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues												24,490
Class of Warrant or Rights, Granted												12,246
Shares Issued, Price Per Share (in Dollars per share)																									$ 2.50						$ 2.50
Proceeds from Issuance or Sale of Equity (in Dollars)												$ 60,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)																																	$ 1.56
Deferred Compensation Liability, Current (in Dollars)																									$ 226,305						$ 226,305